Provisions and Other Contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Provisions [Abstract]
Schedule of Provisions	Provisions comprise the following:
	(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Provision for post sales client support and other provisions	97	76
	97	76

Summary of Movement in the Provision for Post Sales Client Support and Other Provisions	The movement in the provision for post sales client support and other provisions is as follows:
(Dollars in millions)
Year ended March 31,
2021
Balance at the beginning	76
Translation differences	—
Provision recognized / (reversed)	41
Provision utilized	(20)
Balance at the end	97